Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 2,880	$ 3,057
Change in scope (see note A.1.2.)	354	3
Additions	698	824
Impairments/reversal of impairment,net	1	(8)
Disposals, net	(29)	(114)
Depreciation charge	(685)	(725)
Asset retirement obligations	15	20
Transfers	6	19
Transfers from/(to) assets held for sale	(52)	(211)
Exchange rate movements	(147)	15
Closing balance, net	3,041	2,880
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	7,038
Closing balance, net	7,747	7,038
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,158)
Closing balance, net	(4,706)	(4,158)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,399	2,525
Change in scope (see note A.1.2.)	276	2
Additions	63	201
Impairments/reversal of impairment,net	1	(6)
Disposals, net	(24)	(115)
Depreciation charge	(631)	(663)
Asset retirement obligations	14	18
Transfers	551	613
Transfers from/(to) assets held for sale	(45)	(184)
Exchange rate movements	(124)	9
Closing balance, net	2,480	2,399
Recognised finance lease as assets	307	329
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	6,164
Closing balance, net	6,802	6,164
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(3,764)
Closing balance, net	(4,322)	(3,764)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	147	147
Change in scope (see note A.1.2.)	46	1
Additions	1	0
Impairments/reversal of impairment,net	0	0
Disposals, net	(2)	0
Depreciation charge	(11)	(9)
Asset retirement obligations	1	2
Transfers	9	7
Transfers from/(to) assets held for sale	(3)	(3)
Exchange rate movements	(8)	2
Closing balance, net	181	147
Land and buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	191
Closing balance, net	252	191
Land and buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(44)
Closing balance, net	(71)	(44)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	206	250
Change in scope (see note A.1.2.)	32	0
Additions	626	616
Impairments/reversal of impairment,net	0	1
Disposals, net	(2)	3
Depreciation charge	0	0
Asset retirement obligations	0	0
Transfers	(568)	(650)
Transfers from/(to) assets held for sale	(2)	(16)
Exchange rate movements	(8)	3
Closing balance, net	284	206
Construction in progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	206
Closing balance, net	284	206
Construction in progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0	0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	128	135
Change in scope (see note A.1.2.)	0	0
Additions	7	7
Impairments/reversal of impairment,net	0	(2)
Disposals, net	0	(1)
Depreciation charge	(43)	(53)
Asset retirement obligations	0	0
Transfers	14	48
Transfers from/(to) assets held for sale	(2)	(8)
Exchange rate movements	(7)	1
Closing balance, net	97	128
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	477
Closing balance, net	409	477
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(349)
Closing balance, net	$ (312)	$ (349)